Long-Term Debt - U.S. Dollar-denominated Term Loans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023	Dec. 31, 2023 term_loan	Dec. 31, 2022 USD ($) term_loan
Debt Instrument [Line Items]
Number of term loans | term_loan					4
Aggregate principal amount	$ 1,076,274					$ 1,414,465
Number of vessels		42	10
Long-term debt	$ 960,202					$ 927,277
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.11%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Number of term loans | term_loan					5	6
Aggregate principal amount	$ 662,255					$ 791,466
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel		8
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Minimum
Debt Instrument [Line Items]
Fixed interest rate				4.11%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Maximum
Debt Instrument [Line Items]
Fixed interest rate				4.41%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.11%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Teekay Nakilat Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%
Teekay Tangguh Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%